Victory Growth & Income Fund Investment Objectives and Goals - Victory Growth & Income Fund	Apr. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Victory Growth & Income Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Victory Growth & Income Fund (the “Fund”) seeks capital growth with a secondary investment objective of current income.
Objective, Secondary [Text Block]	secondary investment objective of current income